Revenues (Schedule Of Revenues By Product Lines) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Revenues	$ 180,501	$ 177,955	$ 157,809
Workstations, Recorders And Software [Member]
Segment Reporting Information [Line Items]
Revenues	7,533	9,060	8,120
PillCam SB Capsule [Member]
Segment Reporting Information [Line Items]
Revenues	116,618	117,561	110,189
PillCam ESO Capsule [Member]
Segment Reporting Information [Line Items]
Revenues	269	425	539
PillCam Colon Capsule [Member]
Segment Reporting Information [Line Items]
Revenues	1,981	1,798	1,291
Patency Capsules And Scanners [Member]
Segment Reporting Information [Line Items]
Revenues	906	792	666
Bravo PH Monitoring Products [Member]
Segment Reporting Information [Line Items]
Revenues	17,677	19,746	18,603
GILA Manometry And Catheters [Member]
Segment Reporting Information [Line Items]
Revenues	34,704	28,460	17,913
SmartPill Systems And Capsules [Member]
Segment Reporting Information [Line Items]
Revenues	594
Services [Member]
Segment Reporting Information [Line Items]
Revenues	$ 219	$ 113	$ 488